Investee Companies and other investments (Schedule of Composition of Investments) (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of associates [abstract]
Investment in shares	€ 18,515	€ 18,578
Long-term loans	9,860	11,468
Deferred interest	(720)	(773)
Investment in equity accounted investee	27,655	29,273	[1]	€ 31,216	[1]
Current Maturities of the long-term loans	3,165	1,236
Total investment composition	€ 30,820	€ 30,509		€ 34,028

[1]	Please refer to note 2C for functional and presentation currency.